NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Summary of Brookfield Renewables non-controlling interests
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2020	2019
Participating non-controlling interests – in operating subsidiaries	$11,100	$11,086
General partnership interest in a holding subsidiary held by Brookfield	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,721	3,317
Class A exchangeable shares of Brookfield Renewable Corporation	2,408	—
Preferred equity	609	597
	$16,894	$15,068

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2017	$850	$1,682	$2,332	$—	$—	$134	$1,701	$9	$665	$205	$7,578
Net income	1	9	164	—	4	14	174	1	59	13	439
OCI	66	298	1,107	—	(11)	(18)	504	5	294	58	2,303
Capital contributions	—	9	235	—	293	—	—	—	—	—	537
Acquisition	—	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(324)	—	—	(6)	(167)	—	(55)	(14)	(664)
Other	—	12	(18)	—	(10)	—	—	—	39	52	75
As at December 31, 2018	900	1,929	3,496	—	276	124	2,212	15	1,002	335	10,289
Net income (loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
OCI	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22
As at December 31, 2019	922	1,851	3,619	163	618	89	2,375	13	1,208	228	11,086
Net income (loss)	(13)	(21)	(52)	15	35	16	130	—	(31)	101	180
OCI	100	196	413	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions	(8)	(38)	(204)	(13)	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	$1,002	$1,994	$3,623	$410	$627	$97	$2,651	$14	$—	$682	$11,100
Interests held by third parties	75%-80%	43%-60	23%-71%	75%	50%	25%	53%	0.3%	—%	20%-50%

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power	Other	Total
Interests held by third parties	75%-80%	43%-60%	69%-71%	75%	50%	25%	76%	33%	20%-50%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, Europe, India, China	Brazil, India, China	Canada	United States	Colombia	North America, South America, Europe	United States, Brazil, Canada, Colombia
Year ended December 31, 2018:
Revenue	$157	$447	$311	$—	$38	$142	$896	$815	$21	$2,827
Net income	2	17	19	—	15	56	331	213	2	655
Total comprehensive income (loss)	95	544	898	—	25	(16)	1,290	1,063	16	3,915
Net income allocated to non-controlling interests	1	9	15	—	6	14	251	142	1	439
Year ended December 31, 2019:
Revenue	$155	$451	$255	$39	$96	$145	$971	$991	$29	$3,132
Net income (loss)	2	(20)	10	9	42	67	293	(207)	6	202
Total comprehensive income (loss)	61	294	359	4	138	(99)	1,007	90	17	1,871
Net income (loss) allocated to non-controlling interests	—	(13)	8	6	19	17	220	(149)	5	113
As at December 31, 2019:
Property, plant and equipment, at fair value	$1,713	$5,240	$2,508	$538	$1,849	$696	$7,352	$10,350	$261	$30,507
Total assets	1,754	5,455	3,371	662	3,486	794	8,403	11,420	268	35,613
Total borrowings	509	1,756	850	331	1,651	325	1,865	6,297	93	13,677
Total liabilities	569	2,116	1,089	439	2,045	342	3,928	8,155	114	18,797
Carrying value of non-controlling interests	922	1,852	1,622	162	651	88	3,395	2,344	50	11,086
Year ended December 31, 2020:
Revenue	$137	$346	$189	$85	$123	$141	$874	$1,161	$20	$3,076
Net income (loss)	(15)	(34)	(2)	20	73	65	247	(360)	173	167
Total comprehensive income (loss)	109	345	160	19	108	173	866	238	176	2,194
Net income allocated to non-controlling interests	(13)	(21)	(4)	15	38	16	187	(158)	120	180
As at December 31, 2020:
Property, plant and equipment, at fair value	$1,785	$5,314	$2,609	$724	$1,877	$1,037	$8,150	$11,606	$276	$33,378
Total assets	1,833	5,562	3,101	1,129	3,579	1,045	9,130	12,767	440	38,586
Total borrowings	483	1,629	832	427	1,672	549	1,822	6,890	94	14,398
Total liabilities	550	1,950	926	581	2,067	557	4,131	9,365	127	20,254
Carrying value of non-controlling interests	1,002	1,994	1,545	410	675	97	3,794	1,434	149	11,100
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2020 was 75.9% and comprised of Brookfield Infrastructure Fund III: 23.0%, Isagen Institutional investors 52.6% and other non-controlling interests: 0.3%.

Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2020	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	65	50	40
	70	55	45
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	268	255
BEPC exchangeable shares held by
Brookfield	42	—	—
External shareholders	74	—	—
Total BEPC exchangeable shares	116	—	—
	$436	$323	$300
The composition of the distributions are presented in the following table:

(MILLIONS)	2020	2019
Brookfield	$98	$116
External LP unitholders	251	254
	$349	$370

Disclosure of summary financial information
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2020	2019	2018
For the year ended December 31:
Revenue	$3,810	$3,971	$3,797
Net income	(45)	80	583
Comprehensive income	3,068	2,025	4,474
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	62	50	41
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(133)	(65)	16
Class A shares of Brookfield Renewable Corporation	(49)	—	—
As at December 31:
Property, plant and equipment, at fair value	$44,590	$41,055
Total assets	49,722	46,196
Total borrowings	18,082	17,300
Total liabilities	27,955	25,716
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,721	3,317
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively (2019: 4.0 million, 194.5 million, nil and 268.3 million, respectively and 2018: 4.0 million, 194.5 million, nil and 270.4 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 274.8 million, respectively (2019: 4.0 million, 194.5 million, nil and 268.5 million, respectively).

Disclosure of preference shares
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2020	2019	December 31, 2020	December 31, 2019
Series 1 (C$136)	6.85	3.36	April 2025	$3	$3	$134	$105
Series 2 (C$113)(1)	3.11	2.76	April 2025	3	4	62	86
Series 3 (C$249)	9.96	4.40	July 2024	8	8	195	192
Series 5 (C$103)	4.11	5.00	April 2018	4	4	81	79
Series 6 (C$175)	7.00	5.00	July 2018	7	7	137	135
	31.03			$25	$26	$609	$597
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.